Schedule of Accrued Expenses and Other Current Liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued purchases of property and equipment		$ 389
Clinical and consulting	12	347	475
Wages and incentives	37	70	1,130
Legal and patents	112	42
Other	56	99	33
Total accrued expenses and other current liabilities	$ 217	$ 947	$ 1,638